Retirement benefits - Summary of Movement Of Present Value Other Post-Employment Benefit Plan Obligation (Detail) - Present value of defined benefit obligation [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	₨ (6,310)	$ (86)	₨ (5,890)	₨ (5,464)
Acquired in business combination	(177)	(2)		(154)
Current service cost	(395)	(5)	(411)	(389)
Past service cost				(3)
Benefits paid	1,475	20	875	899
Interest cost of scheme liabilities	(436)	(6)	(452)	(419)
Actuarial (losses)/gains arising from change in assumptions	95	1	(432)	(360)
Ending balance	₨ (5,748)	$ (78)	₨ (6,310)	₨ (5,890)